Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Acquisition Activity
The number of acquisitions completed, and the related consideration were as follows:

	Year ended December 31,
	2024		2023
	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired, net of cash	4	555	4	1,190
Investments in businesses	7	37	9	21
Asset acquisitions	1	15	-	-
Deferred and contingent consideration payments	-	15	-	5
	12	622	13	1,216

Summary of Brief Description of the Most Significant Acquisition
The following provides a brief description of the most significant acquisitions completed during 2024 and 2023:

Date	Company	Acquiring Segments	Description
October 2024	Credere Technologies, Inc., doing business as Materia	Tax & Accounting Professionals	Specializes in the development of an agentic artificial intelligence assistant for the tax, audit and accounting profession.
January 2024	Pagero Group AB (publ) (“Pagero”)	Corporates	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
January 2024	World Business Media Limited (“The Insurer”)	Reuters News	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.
August 2023	Casetext, Inc.	Legal Professionals	A business that uses artificial intelligence and machine learning to enable legal professionals to work more efficiently.
July 2023	Imagen Ltd	Reuters News	A media asset management company.
January 2023	SurePrep LLC	Corporates and Tax & Accounting Professionals	A provider of tax automation software and services.

Summary of Net Assets Acquired
The details of net assets acquired, including purchase price adjustments, were as follows:

	2024
	Pagero	Other	Total
Cash and cash equivalents	10	6	16
Trade receivables	21	3	24
Prepaid expenses and other current assets	6	1	7
Current assets	37	10	47
Property and equipment	8	-	8
Computer software	255	51	306
Other identifiable intangible assets	30	18	48
Equity method investments	45	-	45
Other non-current assets	4	-	4
Total assets	379	79	458
Payables and accruals	(39)	(1)	(40)
Current taxes payable	(1)	(1)	(2)
Deferred revenue	(17)	(5)	(22)
Other financial liabilities	(2)	(6)	(8)
Current liabilities	(59)	(13)	(72)
Long-term indebtedness	(48)	-	(48)
Provisions and other non-current liabilities	(1)	-	(1)
Other financial liabilities	(14)	(23)	(37)
Deferred tax	(33)	(17)	(50)
Total liabilities	(155)	(53)	(208)
Net assets acquired	224	26	250
Goodwill	573	141	714
Less: Fair value of previously held financial asset through other comprehensive income	-	(5)	(5)
Total	797	162	959
Businesses acquired, net of cash	399	156	555
Non-controlling interests	388	-	388

	2023
	Sureprep LLC	Casetext, Inc.	Other	Total
Cash and cash equivalents	25	8	2	35
Trade receivables	8	1	3	12
Prepaid expenses and other current assets	3	2	1	6
Current assets	36	11	6	53
Property and equipment	2	-	-	2
Computer software	180	185	9	374
Other identifiable intangible assets	13	17	7	37
Other non-current assets	1	-	-	1
Total assets	232	213	22	467
Payables and accruals	(5)	(3)	(5)	(13)
Deferred revenue	(47)	(5)	(3)	(55)
Current liabilities	(52)	(8)	(8)	(68)
Provisions and other non-current liabilities	(1)	-	(1)	(2)
Other financial liabilities	-	-	-	-
Deferred tax	(9)	(38)	(4)	(51)
Total liabilities	(62)	(46)	(13)	(121)
Net assets acquired	170	167	9	346
Goodwill	343	490	46	879
Total	513	657	55	1,225
Businesses acquired, net of cash	488	649	53	1,190